Annual Total Returns - Class F-2	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
American Funds Short-Term Tax-Exempt Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	3.41%	(2.86%)	(0.15%)	3.04%	3.25%	1.00%	1.55%	none	0.47%	0.99%
Limited Term Tax-Exempt Bond Fund of America
Prospectus [Line Items]
Annual Return [Percent]	4.25%	(4.60%)	0.28%	4.26%	4.89%	1.26%	2.95%	(0.05%)	1.54%	3.56%
The Tax-Exempt Bond Fund of America
Prospectus [Line Items]
Annual Return [Percent]	6.68%	(9.00%)	2.20%	4.91%	7.36%	0.92%	5.67%	0.48%	3.24%	9.83%
American High-Income Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	8.17%	(11.64%)	5.75%	4.62%	9.13%	1.79%	8.70%	1.74%	4.56%	14.26%
The Tax-Exempt Fund of California
Prospectus [Line Items]
Annual Return [Percent]	6.46%	(9.09%)	2.22%	4.61%	7.49%	0.83%	6.06%	(0.01%)	3.50%	10.91%
American Funds Tax-Exempt Fund of New York
Prospectus [Line Items]
Annual Return [Percent]	7.06%	(10.41%)	2.84%	4.36%	7.17%	0.50%	5.38%	0.14%	3.09%	9.90%